BANK CREDIT AND LOANS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Bank Credit and Loans
	December 31,
	2015	2014

Loan in U.S. dollars from shareholders	$-	$5,120
Convertible note from shareholders	3,090	3,000
Less: Beneficial Conversion Feature	(1,456)	-

	$1,634	$8,120

Schedule of Bank Credit
	December 31,
	2015	2014

Bank Credit	$2,416	$1,589